Other income and other net gains/(losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Government subsidies (note)	$ 108,248	$ 534,678	$ 7,932
Bank interest income	3,923,279	471,878	201
Dividend income	0	9,862	0
Net foreign exchange gains/(losses)	330,193	(663,004)	(51,260)
Impairment loss on amount due from an equity-accounted investee	0	0	(176,227)
Sundry income	145,383	76,443	17,178
Other income and other net gain/(losses)	$ 4,507,103	$ 429,857	$ (202,176)